Acquisitions (Tables)	6 Months Ended
Jun. 30, 2025
Business Combinations [Abstract]
Summary of business combination
The below table summarizes the updated preliminary PPA for the Aurion business combination. The PPA remains provisional pending final measurement of the non-controlling interests and valuation of acquired tax attributes.

($ millions)	Preliminary PPA	Measurement period adjustments	Updated preliminary PPA
Property, plant and equipment	3	—	3
Right-of-use assets	6	—	6
Current marketed products	105	5	110
Acquired IPR&D	825	(5)	820
Deferred tax assets	43	—	43
Other current assets	6	—	6
Cash and cash equivalents	26	—	26
Non-current lease liabilities	(4)	—	(4)
Non-current financial debts	(1)	—	(1)
Deferred tax liabilities	(212)	—	(212)
Current financial debts	(34)	—	(34)
Current lease liabilities	(2)	—	(2)
Current income tax liabilities	(1)	—	(1)
Trade payables	(3)	—	(3)
Provisions and other current liabilities	(14)	—	(14)
Net identifiable assets acquired	743	—	743
Goodwill	140	—	140
Non-controlling interests	(27)	—	(27)
Net assets acquired as a result of business combination	856	—	856

Cash paid at closing	522	—	522
Previously-held investment in associated company	334	—	334
Total acquisition date fair value of consideration	856	—	856
The below table summarizes the preliminary PPA for the Cylite business combination at acquisition date. The fair value of the assets acquired and liabilities assumed for the acquisition were based on preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as additional information is obtained during the respective measurement period up to one year from the acquisition date.

($ millions)	Preliminary PPA
Property, plant and equipment	1
Right-of-use assets	1
Current marketed products	4
Acquired IPR&D	33
Inventories	1
Cash and cash equivalents	6
Other assets	1
Deferred tax liabilities	(11)
Lease liabilities	(1)
Trade payables	(1)
Provisions and other current liabilities	(1)
Net identifiable assets acquired	33
Goodwill	90
Net assets acquired as a result of business combination	123

Cash paid at closing	78
Cash expected to be paid after closing	2
Previously-held FVOCI financial investment	11
Previously-held commercialization rights in intangible assets	9
Contingent consideration	9
Previously-held investment in associated company	14
Total acquisition date fair value of consideration	123

Summary of movements in non-controlling interests
The below table summarizes movements in the non-controlling interests on a fully diluted basis from the acquisition date to the end of the reporting period.

($ millions unless indicated otherwise)	Non-controlling interests (%)	Non-controlling interests
Initial recognition at acquisition date	15.0%	27
Exchange of outstanding vested options	(6.2)%	(11)
Non-controlling interests as of June 30, 2025	8.8%	16